Financial Assets Measured at Fair Value by Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets:
Listed investments	$ 4.4	[1]	$ 3.2	[1]
Trade receivable from provisional copper concentrate sales, net	29.5		58.2
Assets, Fair Value Disclosure, Total	33.9		61.4
Liabilities:
Oil derivative contracts	10.3
Level 1
Assets:
Listed investments	4.4		3.2
Assets, Fair Value Disclosure, Total	4.4		3.2
Level 2
Assets:
Trade receivable from provisional copper concentrate sales, net	29.5		58.2
Assets, Fair Value Disclosure, Total	29.5		58.2
Liabilities:
Oil derivative contracts	10.3
Liabilities, Fair Value Disclosure, Total	$ 10.3

[1]	Listed investments consist mainly of: December 31, 2014 December 31, 2013 Number of shares Market value, $ per share Number of shares Market value, $ per share Radius Gold Incorporated 3,625,124 0.07 3,625,124 0.09 Gran Columbia Gold Corporation 63,410 0.34 63,410 0.78 Sibanye Gold 856,330 1.92 856,330 1.12 Orsu Metals Corp. 26,134,919 0.02 26,134,919 0.05 Clancy Exploration Ltd. 17,764,783 0.01 17,764,783 0.01 Tocqueville Bullion Reserve Ltd. 1,339 1,178.73 - - Details of the listed investments are as follows: December 31, 2014 December 31, 2013 Fair value 4.4 3.2 Less: Cost 3.9 3.4 Net unrealized gain/(loss) 0.5 (0.2) The net gain/(loss) comprises: Gross unrealized gains 0.7 0.2 Gross unrealized losses (0.2) (0.4) 0.5 (0.2) The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months 3 3 Realized gain reclassified from equity on disposal of listed investments ($ million) 1.8 7.4 Investments acquired during fiscal 2014 comprised mainly of Tocqueville Bullion Reserve Limited and Robust Resources Limited (fiscal 2013: Clancy Exploration Limited). The investment in Robust Resources limited comprised of 10,274,565 shares, which were acquired for $2.6 million. Investments disposed during fiscal 2014 comprised mainly of Robust Resources Limited (fiscal 2013: Northam Platinum Limited and Timpetra Resources Limited). As a result of the disposal of investments, a realized gain on disposal of listed investments before tax of $1.8 million (fiscal 2013: $7.4 million) was reclassified out of accumulated other comprehensive income to net income and is included in profit on disposal of investments and subsidiaries in the consolidated statement of operations.